MEMORANDUM OF CHANGES

                       VAN KAMPEN UNIT TRUSTS, SERIES 739

     The Prospectus filed with Amendment No. 1 of the Registration Statement on Form S-6 have been revised to reflect information regarding the deposit of Van Kampen Unit Trusts, Series 739 on March 3, 2008. An effort has been made to set forth below each of the major changes and also to reflect the same by blacklining the marked counterparts of the Prospectus submitted with the Amendment.

     Cover Page. The series numbers and date of the Prospectus have been revised.

     The "Essential Information" section has been completed. The "Fee Table" have been revised and completed. Revisions have been made and the portfolio has been completed.

     The Report of Independent Registered Public Accounting Firm and Statement of Condition have been completed.

     The series numbers and date of the prospectus have been revised.